T. ROWE PRICE High Yield Fund
August 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 5.5% (1)
Airlines 0.5%
AAdvantage Loyalty IP, FRN, 1M USD LIBOR + 4.750%, 7.46%,
4/20/28  9,195 9,038
Mileage Plus Holdings, FRN, 1M USD LIBOR + 5.250%, 7.313%,
6/21/27  16,565 16,801
United Airlines, FRN, 1M USD LIBOR + 3.750%, 6.533%, 4/21/28  9,450 9,172
35,011
Energy 0.2%
Prairie ECI Acquiror, FRN, 3M USD LIBOR + 4.750%, 7.274%,
3/11/26  11,255 10,704
10,704
Information Technology 0.5%
Boxer Parent, FRN, 1M USD LIBOR + 5.500%, 8.024%, 2/27/26  3,800 3,629
Proofpoint, FRN, 1M USD LIBOR + 3.250%, 6.32%, 8/31/28  12,497 12,007
Proofpoint, FRN, 3M USD LIBOR + 6.250%, 9.32%, 8/31/29  5,065 4,938
RealPage, FRN, 1M USD LIBOR + 6.500%, 9.024%, 4/23/29  15,551 15,104
35,678
Services 2.0%
Ascend Learning, FRN, 1M USD LIBOR + 3.500%, 6.024%,
12/11/28  20,621 19,627
Ascend Learning, FRN, 1M USD LIBOR + 5.750%, 8.274%,
12/10/29  31,260 28,009
CoreLogic, FRN, 1M USD LIBOR + 6.500%, 9.063%, 6/4/29  7,980 6,311
UKG, FRN, 1M USD LIBOR + 3.250%, 5.535%, 5/4/26  28,486 27,555
UKG, FRN, 1M USD LIBOR + 5.250%, 7.535%, 5/3/27 (2) 66,960 65,066
146,568
Wireless Communications 2.3%
Asurion, FRN, 1M USD LIBOR + 3.250%, 5.774%, 7/31/27  23,127 21,123
Asurion, FRN, 1M USD LIBOR + 5.250%, 7.774%, 1/31/28  69,714 59,605
Asurion, FRN, 1M USD LIBOR + 5.250%, 7.774%, 1/20/29  100,360 85,181
165,909
Total Bank Loans (Cost $429,080) 393,870
COMMON STOCKS 0.4%
Gaming 0.0%
New Cotai Participation, Class B (3)(4) — —
—
Health Care 0.2%
Avantor (5) 626 15,583
15,583
T. ROWE PRICE High Yield Fund

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Information Technology 0.0%
TE Connectivity  27 3,370
3,370
Metals & Mining 0.2%
Constellium (5) 928 12,367
12,367
Total Common Stocks (Cost $26,066) 31,320
CONVERTIBLE BONDS 0.1%
Cable Operators 0.1%
DISH Network, 3.375%, 8/15/26  8,735 6,327
Total Convertible Bonds (Cost $7,744) 6,327
CONVERTIBLE PREFERRED STOCKS 1.8%
Energy Services 0.5%
NuStar Energy, VR, 10.75% (3)(6) 1,200 36,289
36,289
Forest Products 0.0%
Smurfit-Stone Container, Series A, EC, 7.00%, 2/15/27 (4) 47 —
—
Health Care 0.2%
Becton Dickinson & Company, Series B, 6.00%, 6/1/23  289 14,647
14,647
Insurance 0.1%
Alliant Services, Series A, Acquisition Date: 11/6/20,
Cost $8,963 (5)(7) 9 8,759
8,759
Manufacturing 0.4%
Danaher, Series B, 5.00%, 4/15/23  18 24,951
24,951
Utilities 0.6%
American Electric Power, 6.125%, 8/15/23  214 11,828
NextEra Energy, 5.279%, 3/1/23  594 31,059
42,887
Total Convertible Preferred Stocks (Cost $112,551) 127,533

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CORPORATE BONDS 88.6%
Aerospace & Defense 1.0%
TransDigm, 5.50%, 11/15/27  14,435 12,992
TransDigm, 6.25%, 3/15/26 (3) 49,085 48,103
TransDigm, 6.375%, 6/15/26  7,970 7,651
TransDigm, 7.50%, 3/15/27  3,100 3,030
71,776
Airlines 2.4%
American Airlines, 5.50%, 4/20/26 (3) 32,695 31,060
American Airlines, 5.75%, 4/20/29 (3) 27,295 24,600
American Airlines, 11.75%, 7/15/25 (3) 39,467 43,414
Delta Air Lines, 7.375%, 1/15/26  19,150 19,533
Mileage Plus Holdings, 6.50%, 6/20/27 (3) 25,220 25,283
United Airlines, 4.625%, 4/15/29 (3) 20,425 17,923
VistaJet Malta Finance, 6.375%, 2/1/30 (3) 7,855 6,755
VistaJet Malta Finance, 7.875%, 5/1/27 (3) 8,000 7,380
175,948
Automotive 6.6%
Clarios Global, 8.50%, 5/15/27 (3) 27,835 27,174
Dana, 4.25%, 9/1/30  6,295 5,115
Dana, 5.625%, 6/15/28  37,970 34,315
Dornoch Debt Merger Sub, 6.625%, 10/15/29 (3) 8,920 6,991
Ford Motor, 6.10%, 8/19/32  52,595 51,283
Ford Motor, 7.45%, 7/16/31  1,725 1,840
Ford Motor, 9.625%, 4/22/30  12,640 14,749
Ford Motor Credit, 4.95%, 5/28/27  17,635 16,613
Ford Motor Credit, 5.125%, 6/16/25  19,130 18,646
Goodyear Tire & Rubber, 5.00%, 7/15/29  28,250 25,425
Goodyear Tire & Rubber, 5.25%, 4/30/31  17,000 14,620
Goodyear Tire & Rubber, 5.25%, 7/15/31  27,450 23,607
Goodyear Tire & Rubber, 5.625%, 4/30/33  19,830 17,153
Jaguar Land Rover Automotive, 5.875%, 1/15/28 (3) 8,600 6,450
Jaguar Land Rover Automotive, 7.75%, 10/15/25 (3) 12,245 11,449
LCM Investments Holdings II, 4.875%, 5/1/29 (3) 14,475 12,087
Metis Merger Sub, 6.50%, 5/15/29 (3) 17,185 14,908
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 7.177%,
10/15/26 (3) 94,485 87,399
Tenneco, 5.00%, 7/15/26  26,379 25,258
Tenneco, 5.125%, 4/15/29 (3) 29,365 28,704
Tenneco, 5.375%, 12/15/24  7,805 7,590
Tenneco, 7.875%, 1/15/29 (3) 25,095 25,283
476,659
Broadcasting 5.9%
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (3) 13,790 12,342

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (3) 14,825 11,971
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (3) 28,775 23,380
CMG Media, 8.875%, 12/15/27 (3) 30,270 26,335
Diamond Sports Group, 6.625%, 8/15/27 (3) 20,835 1,875
Gray Escrow II, 5.375%, 11/15/31 (3) 33,935 29,184
iHeartCommunications, 5.25%, 8/15/27 (3) 5,815 5,248
iHeartCommunications, 8.375%, 5/1/27  98,614 86,534
Lamar Media, 4.00%, 2/15/30  1,966 1,730
Lamar Media, 4.875%, 1/15/29  17,994 16,689
Lions Gate Capital Holdings, 5.50%, 4/15/29 (3) 8,390 6,649
Nexstar Media, 4.75%, 11/1/28 (3) 9,945 9,000
Nielsen Finance, 4.50%, 7/15/29 (3) 4,550 4,539
Outfront Media Capital, 4.25%, 1/15/29 (3) 3,940 3,290
Outfront Media Capital, 6.25%, 6/15/25 (3) 5,695 5,652
Scripps Escrow, 5.875%, 7/15/27 (3) 21,585 19,750
Sirius XM Radio, 3.875%, 9/1/31 (3) 13,145 10,615
Sirius XM Radio, 4.00%, 7/15/28 (3) 32,360 28,234
Sirius XM Radio, 4.125%, 7/1/30 (3) 31,305 26,609
Sirius XM Radio, 5.00%, 8/1/27 (3) 10,570 9,936
Stagwell Global, 5.625%, 8/15/29 (3) 42,175 35,849
Townsquare Media, 6.875%, 2/1/26 (3) 17,445 16,224
Univision Communications, 4.50%, 5/1/29 (3) 7,945 6,952
Univision Communications, 6.625%, 6/1/27 (3) 15,540 14,996
Univision Communications, 7.375%, 6/30/30 (3) 14,165 13,988
427,571
Building & Real Estate 1.2%
Brookfield Residential Properties, 5.00%, 6/15/29 (3) 12,180 9,668
Brookfield Residential Properties, 6.25%, 9/15/27 (3) 8,075 7,167
Castle U.K. Finco, 7.00%, 5/15/29 (GBP) (3) 4,675 4,341
Castle U.K. Finco, FRN, 3M EURIBOR + 5.25%, 5.571%, 5/15/28
(EUR) (3) 5,700 4,902
Country Garden Holdings, 5.125%, 1/14/27  5,300 2,428
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (3) 19,265 19,265
Howard Hughes, 4.125%, 2/1/29 (3) 17,145 14,230
Howard Hughes, 4.375%, 2/1/31 (3) 9,185 7,302
Howard Hughes, 5.375%, 8/1/28 (3) 15,520 13,813
83,116
Building Products 1.3%
Advanced Drainage Systems, 6.375%, 6/15/30 (3) 5,590 5,513
New Enterprise Stone & Lime, 5.25%, 7/15/28 (3) 16,005 14,245
PGT Innovations, 4.375%, 10/1/29 (3) 21,325 18,126
Specialty Building Products Holdings, 6.375%, 9/30/26 (3) 15,155 13,564
SRS Distribution, 6.00%, 12/1/29 (3) 12,995 10,542
Summit Materials, 5.25%, 1/15/29 (3) 12,080 10,932
Summit Materials, 6.50%, 3/15/27 (3) 17,880 17,701
90,623

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Cable Operators 8.1%
Altice Financing, 5.00%, 1/15/28 (3) 34,150 27,704
Altice Financing, 5.75%, 8/15/29 (3) 21,665 17,549
Altice France, 5.50%, 10/15/29 (3) 18,935 14,959
Altice France Holding, 6.00%, 2/15/28 (3) 62,220 42,310
Altice France Holding, 10.50%, 5/15/27 (3) 20,540 17,844
C&W Senior Financing, 6.875%, 9/15/27 (3) 21,285 18,923
CCO Holdings, 4.25%, 1/15/34 (3) 10,805 8,293
CCO Holdings, 4.50%, 8/15/30 (3) 32,520 27,398
CCO Holdings, 4.50%, 5/1/32  19,850 16,078
CCO Holdings, 4.50%, 6/1/33 (3) 29,195 23,064
CCO Holdings, 4.75%, 2/1/32 (3) 17,890 14,849
CCO Holdings, 5.375%, 6/1/29 (3) 17,950 16,514
CCO Holdings, 6.375%, 9/1/29 (3) 74,500 72,358
CSC Holdings, 5.75%, 1/15/30 (3) 20,960 16,296
CSC Holdings, 6.50%, 2/1/29 (3) 34,835 32,222
CSC Holdings, 7.50%, 4/1/28 (3) 24,805 21,952
DIRECTV Financing, 5.875%, 8/15/27 (3) 12,670 11,625
DISH DBS, 5.125%, 6/1/29  17,670 10,381
DISH DBS, 5.25%, 12/1/26 (3) 24,605 20,299
DISH DBS, 5.75%, 12/1/28 (3) 26,110 20,105
DISH DBS, 7.375%, 7/1/28  12,155 7,962
DISH DBS, 7.75%, 7/1/26  15,060 11,897
GCI, 4.75%, 10/15/28 (3) 16,575 14,918
LCPR Senior Secured Financing, 6.75%, 10/15/27 (3) 4,977 4,678
Netflix, 6.375%, 5/15/29  27,480 28,579
Radiate Holdco, 6.50%, 9/15/28 (3) 15,550 11,585
Virgin Media Finance, 5.00%, 7/15/30 (3) 5,405 4,182
Vmed O2 U.K. Financing I, 4.75%, 7/15/31 (3) 59,140 48,495
583,019
Chemicals 1.4%
Avient, 7.125%, 8/1/30 (3) 10,985 10,834
Compass Minerals International, 6.75%, 12/1/27 (3) 2,765 2,627
CVR Partners, 6.125%, 6/15/28 (3) 12,315 11,253
GPD, 10.125%, 4/1/26 (3) 21,400 19,902
Methanex, 5.125%, 10/15/27  13,625 12,399
Methanex, 5.25%, 12/15/29  7,440 6,259
Methanex, 5.65%, 12/1/44  6,149 4,481
Univar Solutions USA, 5.125%, 12/1/27 (3) 19,935 18,539
WR Grace Holdings, 5.625%, 8/15/29 (3) 19,050 15,097
101,391
Consumer Products 0.4%
Kontoor Brands, 4.125%, 11/15/29 (3) 8,920 7,638
Mattel, 5.875%, 12/15/27 (3) 6,491 6,467

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Wolverine World Wide, 4.00%, 8/15/29 (3) 17,155 13,981
28,086
Container 0.9%
Ardagh Metal Packaging Finance USA, 4.00%, 9/1/29 (3) 27,180 22,288
Ardagh Metal Packaging Finance USA, 6.00%, 6/15/27 (3) 14,395 14,107
Pactiv, 7.95%, 12/15/25  4,305 4,009
Sealed Air, 5.00%, 4/15/29 (3) 6,720 6,384
Sealed Air, 6.875%, 7/15/33 (3) 7,000 7,140
Trivium Packaging Finance, 8.50%, 8/15/27 (3) 14,240 13,492
67,420
Energy 10.2%
Aethon United BR, 8.25%, 2/15/26 (3) 7,350 7,396
Antero Resources, 7.625%, 2/1/29 (3) 965 989
Archrock Partners, 6.875%, 4/1/27 (3) 11,435 10,806
Cheniere Energy Partners, 4.00%, 3/1/31  24,850 21,557
Chesapeake Energy, 6.75%, 4/15/29 (3) 31,105 30,483
Citgo Holding, 9.25%, 8/1/24 (3) 21,710 21,710
CITGO Petroleum, 7.00%, 6/15/25 (3) 22,285 21,728
Comstock Resources, 5.875%, 1/15/30 (3) 14,255 13,115
Comstock Resources, 6.75%, 3/1/29 (3) 9,155 8,720
Crescent Energy Finance, 7.25%, 5/1/26 (3) 30,380 28,861
Crestwood Midstream Partners, 6.00%, 2/1/29 (3) 2,670 2,466
DCP Midstream, Series A, VR, 7.375% (6)(8) 11,294 11,238
DCP Midstream Operating, 6.75%, 9/15/37 (3) 17,875 18,947
DCP Midstream Operating, 8.125%, 8/16/30  8,515 9,537
Endeavor Energy Resources, 5.75%, 1/30/28 (3) 14,198 13,985
EQT, 7.00%, 2/1/30  33,926 36,301
Exterran Energy Solutions, 8.125%, 5/1/25  7,482 7,258
Ferrellgas, 5.375%, 4/1/26 (3) 16,640 14,643
Ferrellgas, 5.875%, 4/1/29 (3) 17,310 14,108
Gulfport Energy, 8.00%, 5/17/26 (3) 11,970 12,030
Hilcorp Energy I, 5.75%, 2/1/29 (3) 8,357 7,668
Hilcorp Energy I, 6.00%, 4/15/30 (3) 5,865 5,396
Hilcorp Energy I, 6.00%, 2/1/31 (3) 10,390 9,403
Hilcorp Energy I, 6.25%, 4/15/32 (3) 5,720 5,162
Kinetik Holdings, 5.875%, 6/15/30 (3) 37,200 35,228
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (3) 41,585 40,129
NGL Energy Operating, 7.50%, 2/1/26 (3) 39,336 35,796
NuStar Logistics, 5.75%, 10/1/25  9,790 9,300
Occidental Petroleum, 6.125%, 1/1/31  8,685 9,011
Occidental Petroleum, 6.20%, 3/15/40  22,525 22,863
Occidental Petroleum, 6.375%, 9/1/28  9,005 9,399
Occidental Petroleum, 6.45%, 9/15/36  2,310 2,460
Occidental Petroleum, 6.625%, 9/1/30  5,865 6,254
Occidental Petroleum, 7.50%, 5/1/31  7,500 8,419

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Occidental Petroleum, 7.875%, 9/15/31  4,847 5,556
Occidental Petroleum, 7.95%, 6/15/39  19,810 23,450
Occidental Petroleum, 8.50%, 7/15/27  16,975 18,927
Occidental Petroleum, 8.875%, 7/15/30  32,395 37,740
Range Resources, 4.75%, 2/15/30 (3) 7,205 6,674
Range Resources, 8.25%, 1/15/29  5,870 6,163
Rockcliff Energy II, 5.50%, 10/15/29 (3) 8,625 7,978
Solaris Midstream Holdings, 7.625%, 4/1/26 (3) 8,490 8,150
Southwestern Energy, 4.75%, 2/1/32  11,155 9,928
Tallgrass Energy Partners, 5.50%, 1/15/28 (3) 7,230 6,254
Tallgrass Energy Partners, 6.00%, 3/1/27 (3) 8,060 7,375
Tallgrass Energy Partners, 6.00%, 12/31/30 (3) 15,270 13,438
Tallgrass Energy Partners, 6.00%, 9/1/31 (3) 17,225 15,072
Tallgrass Energy Partners, 7.50%, 10/1/25 (3) 10,935 10,949
Targa Resources Partners, 6.875%, 1/15/29  10,878 11,150
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (3) 10,930 9,536
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (3) 13,950 12,136
Vermilion Energy, 6.875%, 5/1/30 (3) 15,500 15,054
737,896
Entertainment & Leisure 3.7%
AMC Entertainment, 10.00%, 6/15/26 (10.00% Cash or 12.00%
PIK or 5.00% Cash and 6.00% PIK) (3)(9) 2,915 2,339
Carnival, 5.75%, 3/1/27 (3) 8,080 6,302
Carnival, 6.00%, 5/1/29 (3) 1,210 926
Carnival, 7.625%, 3/1/26 (3) 30,000 25,425
Carnival, 10.50%, 6/1/30 (3) 18,255 16,795
CDI Escrow Issuer, 5.75%, 4/1/30 (3) 24,475 22,609
Cedar Fair, 5.25%, 7/15/29  8,370 7,617
Cedar Fair, 5.375%, 4/15/27  20,185 19,024
Cinemark USA, 5.25%, 7/15/28 (3) 21,015 17,022
Live Nation Entertainment, 4.75%, 10/15/27 (3) 15,880 14,491
NCL, 5.875%, 3/15/26 (3) 19,710 15,965
NCL, 5.875%, 2/15/27 (3) 9,150 8,304
NCL, 7.75%, 2/15/29 (3) 8,615 6,978
NCL Finance, 6.125%, 3/15/28 (3) 5,740 4,448
Royal Caribbean Cruises, 5.375%, 7/15/27 (3) 14,720 11,408
Royal Caribbean Cruises, 5.50%, 8/31/26 (3) 17,195 13,842
Royal Caribbean Cruises, 5.50%, 4/1/28 (3) 20,918 15,793
Royal Caribbean Cruises, 9.125%, 6/15/23 (3) 1,940 1,950
Royal Caribbean Cruises, 10.875%, 6/1/23 (3) 11,015 11,180
Royal Caribbean Cruises, 11.625%, 8/15/27 (3) 15,285 15,056
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (3) 26,145 22,746
Six Flags Entertainment, 5.50%, 4/15/27 (3) 8,025 7,343
267,563
Financial 6.7%
Acrisure, 7.00%, 11/15/25 (3) 15,255 14,359

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Acrisure, 10.125%, 8/1/26 (3) 21,370 21,477
Alliant Holdings Intermediate, 5.875%, 11/1/29 (3) 8,595 7,435
Alliant Holdings Intermediate, 6.75%, 10/15/27 (3) 32,027 29,105
AmWINS Group, 4.875%, 6/30/29 (3) 7,895 6,888
Apollo Commercial Real Estate Finance, 4.625%, 6/15/29 (3) 25,800 20,704
Cobra AcquisitionCo, 6.375%, 11/1/29 (3) 13,230 9,526
Drawbridge Special Opportunities Fund, 3.875%, 2/15/26 (3) 5,705 5,205
Enact Holdings, 6.50%, 8/15/25 (3) 22,065 21,072
GTCR AP Finance, 8.00%, 5/15/27 (3) 19,525 19,012
Home Point Capital, 5.00%, 2/1/26 (3) 13,060 9,273
HUB International, 5.625%, 12/1/29 (3) 24,570 21,560
HUB International, 7.00%, 5/1/26 (3) 19,230 18,821
Icahn Enterprises, 6.25%, 5/15/26  12,015 11,489
Jane Street Group, 4.50%, 11/15/29 (3) 13,465 12,186
LPL Holdings, 4.00%, 3/15/29 (3) 13,290 11,828
LPL Holdings, 4.375%, 5/15/31 (3) 2,150 1,881
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (3) 12,810 9,992
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (3) 24,890 21,281
Navient, 4.875%, 3/15/28  18,380 15,072
Navient, 5.00%, 3/15/27  12,240 10,526
Navient, 5.50%, 3/15/29  17,480 14,159
Navient, 6.75%, 6/25/25  16,535 15,956
Navient, 6.75%, 6/15/26  10,605 10,022
OneMain Finance, 3.50%, 1/15/27  8,640 7,139
OneMain Finance, 5.375%, 11/15/29  8,060 6,670
OneMain Finance, 6.125%, 3/15/24  6,358 6,191
OneMain Finance, 6.625%, 1/15/28  5,755 5,273
OneMain Finance, 6.875%, 3/15/25  18,550 17,993
OneMain Finance, 7.125%, 3/15/26  5,820 5,449
PennyMac Financial Services, 4.25%, 2/15/29 (3) 22,055 17,258
PennyMac Financial Services, 5.375%, 10/15/25 (3) 12,155 11,122
PROG Holdings, 6.00%, 11/15/29 (3) 21,720 18,190
Ryan Specialty Group, 4.375%, 2/1/30 (3) 6,195 5,529
SLM, 4.20%, 10/29/25  9,390 8,615
Starwood Property Trust, 3.75%, 12/31/24 (3) 6,465 6,045
Starwood Property Trust, 4.375%, 1/15/27 (3) 12,225 10,880
United Wholesale Mortgage, 5.50%, 4/15/29 (3) 8,485 6,597
United Wholesale Mortgage, 5.75%, 6/15/27 (3) 17,485 14,513
486,293
Food 0.9%
BellRing Brands, 7.00%, 3/15/30 (3) 16,625 15,794
Chobani, 7.50%, 4/15/25 (3) 8,200 7,811
Cosan Luxembourg, 7.00%, 1/20/27 (3) 17,390 17,768
Darling Ingredients, 6.00%, 6/15/30 (3) 13,295 13,295
Triton Water Holdings, 6.25%, 4/1/29 (3) 8,657 7,120
61,788

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Foreign Govt & Muni (Excl Canadian) 0.4%
Petroleos Mexicanos, 6.625%, 6/15/35  17,600 12,648
Petroleos Mexicanos, 7.69%, 1/23/50  17,830 12,308
24,956
Forest Products 0.1%
Graphic Packaging International, 3.75%, 2/1/30 (3) 9,685 8,341
Mercer International, 5.50%, 1/15/26  2,170 2,051
10,392
Gaming 4.1%
Caesars Entertainment, 8.125%, 7/1/27 (3) 37,640 36,981
Cirsa Finance International, 4.50%, 3/15/27 (EUR) (3) 7,505 6,329
International Game Technology, 4.125%, 4/15/26 (3) 6,700 6,139
International Game Technology, 5.25%, 1/15/29 (3) 25,335 23,657
International Game Technology, 6.25%, 1/15/27 (3) 28,963 28,311
MGM China Holdings, 4.75%, 2/1/27 (3) 10,685 8,377
MGM China Holdings, 5.25%, 6/18/25 (3) 2,455 2,068
MGM China Holdings, 5.375%, 5/15/24 (3) 275 243
MGM China Holdings, 5.875%, 5/15/26 (3) 7,510 6,376
MGM Growth Properties Operating Partnership, 3.875%,
2/15/29 (3) 12,700 11,763
MGM Growth Properties Operating Partnership, 5.75%, 2/1/27  8,690 8,690
MGM Resorts International, 4.75%, 10/15/28  3,795 3,325
Midwest Gaming Borrower, 4.875%, 5/1/29 (3) 13,340 11,723
Peninsula Pacific Entertainment, 8.50%, 11/15/27 (3) 7,005 7,530
Playtika Holding, 4.25%, 3/15/29 (3) 12,570 10,700
Sands China, 4.875%, 6/18/30  8,915 7,070
Sands China, 5.90%, 8/8/28  16,125 13,833
Scientific Games Holdings, 6.625%, 3/1/30 (3) 14,995 13,346
Scientific Games International, 7.00%, 5/15/28 (3) 12,890 12,568
Scientific Games International, 7.25%, 11/15/29 (3) 36,995 36,301
Studio City Finance, 5.00%, 1/15/29 (3) 9,590 5,002
Wynn Macau, 5.50%, 1/15/26 (3) 12,005 9,270
Wynn Macau, 5.50%, 10/1/27 (3) 23,082 16,596
Wynn Resorts Finance, 5.125%, 10/1/29 (3) 10,965 9,170
295,368
Health Care 7.0%
AdaptHealth, 5.125%, 3/1/30 (3) 6,645 5,673
Avantor Funding, 4.625%, 7/15/28 (3) 27,370 24,838
Bausch Health Americas, 8.50%, 1/31/27 (3) 2,695 1,294
Bausch Health Americas, 9.25%, 4/1/26 (3) 31,600 18,960
CHS, 5.25%, 5/15/30 (3) 21,825 16,532
CHS, 6.00%, 1/15/29 (3) 12,215 10,032
CHS, 6.125%, 4/1/30 (3) 31,730 19,673
CHS, 6.875%, 4/15/29 (3) 9,900 6,163
CHS, 8.00%, 12/15/27 (3) 24,945 21,952

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
DaVita, 4.625%, 6/1/30 (3) 17,095 13,719
Embecta, 5.00%, 2/15/30 (3) 9,025 7,919
Minerva Merger Sub, 6.50%, 2/15/30 (3) 33,940 28,891
Molina Healthcare, 4.375%, 6/15/28 (3) 11,070 10,212
Mozart Debt Merger Sub, 3.875%, 4/1/29 (3) 25,040 21,159
Mozart Debt Merger Sub, 5.25%, 10/1/29 (3) 63,930 53,861
Option Care Health, 4.375%, 10/31/29 (3) 15,055 13,173
Organon, 5.125%, 4/30/31 (3) 23,590 20,612
Radiology Partners, 9.25%, 2/1/28 (3) 19,963 15,297
Select Medical, 6.25%, 8/15/26 (3) 20,080 19,302
Tenet Healthcare, 4.375%, 1/15/30 (3) 18,735 16,346
Tenet Healthcare, 6.125%, 10/1/28 (3) 45,700 41,930
Tenet Healthcare, 6.125%, 6/15/30 (3) 20,178 19,320
Tenet Healthcare, 6.875%, 11/15/31  10,830 10,153
Teva Pharmaceutical Finance Netherlands III, 4.75%, 5/9/27  14,880 13,169
Teva Pharmaceutical Finance Netherlands III, 5.125%, 5/9/29  33,400 29,309
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28  22,945 21,912
Teva Pharmaceutical Finance Netherlands III, 7.125%, 1/31/25  24,760 24,512
505,913
Information Technology 3.7%
Arches Buyer, 4.25%, 6/1/28 (3) 16,060 12,968
Boxer Parent, 7.125%, 10/2/25 (3) 2,085 2,064
Central Parent, 7.25%, 6/15/29 (3) 38,340 36,615
Condor Merger Sub, 7.375%, 2/15/30 (3) 16,590 13,770
Entegris Escrow, 5.95%, 6/15/30 (3) 68,145 65,078
Go Daddy Operating, 5.25%, 12/1/27 (3) 5,230 4,942
Match Group Holdings II, 3.625%, 10/1/31 (3) 13,540 10,697
Match Group Holdings II, 4.125%, 8/1/30 (3) 24,050 19,901
Match Group Holdings II, 4.625%, 6/1/28 (3) 8,145 7,320
Match Group Holdings II, 5.00%, 12/15/27 (3) 905 835
Match Group Holdings II, 5.625%, 2/15/29 (3) 7,940 7,454
Photo Holdings Merger Sub, 8.50%, 10/1/26 (3) 25,690 19,396
ROBLOX, 3.875%, 5/1/30 (3) 21,110 17,627
Twilio, 3.875%, 3/15/31  17,060 13,563
Uber Technologies, 7.50%, 9/15/27 (3) 4,765 4,753
Viavi Solutions, 3.75%, 10/1/29 (3) 6,480 5,767
ZipRecruiter, 5.00%, 1/15/30 (3) 12,655 10,583
ZoomInfo Technologies, 3.875%, 2/1/29 (3) 15,027 13,299
266,632
Lodging 0.7%
Hilton Domestic Operating, 4.00%, 5/1/31 (3) 16,975 14,386
Hilton Domestic Operating, 5.375%, 5/1/25 (3) 3,745 3,708
Hilton Domestic Operating, 5.75%, 5/1/28 (3) 4,340 4,242
Park Intermediate Holdings, 4.875%, 5/15/29 (3) 10,160 8,941
Park Intermediate Holdings, 5.875%, 10/1/28 (3) 8,775 8,040

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
RHP Hotel Properties, 4.50%, 2/15/29 (3) 16,525 14,397
53,714
Manufacturing 1.0%
Hillenbrand, 3.75%, 3/1/31  9,145 7,682
Hillenbrand, 5.00%, 9/15/26  430 418
Madison IAQ, 4.125%, 6/30/28 (3) 19,445 16,674
Madison IAQ, 5.875%, 6/30/29 (3) 11,160 9,151
Mueller Water Products, 4.00%, 6/15/29 (3) 13,160 11,745
Sensata Technologies, 4.00%, 4/15/29 (3) 15,515 13,382
Sensata Technologies, 5.875%, 9/1/30 (3) 11,400 11,158
Stevens Holding, 6.125%, 10/1/26 (3) 1,590 1,578
71,788
Metals & Mining 2.8%
Alcoa Nederland Holding, 5.50%, 12/15/27 (3) 11,025 10,543
Alcoa Nederland Holding, 6.125%, 5/15/28 (3) 11,935 11,592
Allegheny Technologies, 5.125%, 10/1/31  7,935 6,973
Arconic, 6.125%, 2/15/28 (3) 20,499 19,295
Big River Steel, 6.625%, 1/31/29 (3) 19,532 19,385
ERO Copper, 6.50%, 2/15/30 (3) 8,400 6,351
FMG Resources, 4.50%, 9/15/27 (3) 12,295 11,188
FMG Resources, 5.875%, 4/15/30 (3) 12,210 11,386
Freeport-McMoRan, 5.40%, 11/14/34  29,279 27,925
Freeport-McMoRan, 5.45%, 3/15/43  12,466 11,251
GrafTech Finance, 4.625%, 12/15/28 (3) 7,045 6,032
Hecla Mining, 7.25%, 2/15/28  29,735 28,248
Hudbay Minerals, 6.125%, 4/1/29 (3) 15,290 13,480
Novelis, 4.75%, 1/30/30 (3) 18,235 15,956
199,605
Other Telecommunications 0.5%
Embarq, 7.995%, 6/1/36  10,735 8,212
Level 3 Financing, 3.75%, 7/15/29 (3) 12,780 10,224
Lumen Technologies, 4.50%, 1/15/29 (3) 9,105 6,772
Lumen Technologies, 5.375%, 6/15/29 (3) 12,665 9,847
35,055
Petroleum 0.3%
Ecopetrol, 5.875%, 5/28/45  9,690 6,703
Ecopetrol, 6.875%, 4/29/30  16,065 14,952
21,655
Real Estate Investment Trust Securities 0.8%
American Finance Trust, 4.50%, 9/30/28 (3) 25,045 20,036
Brookfield Property REIT, 4.50%, 4/1/27 (3) 8,245 7,091
Service Properties Trust, 4.35%, 10/1/24  17,185 15,466
Service Properties Trust, 7.50%, 9/15/25  15,380 14,746
57,339

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Restaurants 0.9%
Dave & Buster's, 7.625%, 11/1/25 (3) 15,674 15,792
Yum! Brands, 5.35%, 11/1/43  19,590 17,239
Yum! Brands, 5.375%, 4/1/32  15,620 14,370
Yum! Brands, 6.875%, 11/15/37  17,960 19,285
66,686
Retail 1.2%
At Home Group, 7.125%, 7/15/29 (3) 8,250 5,280
Bath & Body Works, 6.625%, 10/1/30 (3) 12,280 11,144
Bath & Body Works, 6.694%, 1/15/27  1,620 1,575
Bath & Body Works, 6.95%, 3/1/33  7,052 5,853
Bath & Body Works, 7.50%, 6/15/29  9,820 9,439
Bath & Body Works, 9.375%, 7/1/25 (3) 7,301 7,721
Linens 'n Things, EC, 8.338%, 1/15/20 (4)(5) 9,800 —
LSF9 Atlantis Holdings, 7.75%, 2/15/26 (3) 16,405 15,175
PetSmart, 4.75%, 2/15/28 (3) 3,320 2,980
PetSmart, 7.75%, 2/15/29 (3) 25,505 23,943
83,110
Satellites 1.5%
Connect Finco, 6.75%, 10/1/26 (3) 20,000 18,250
Hughes Satellite Systems, 6.625%, 8/1/26  34,475 32,406
Intelsat Jackson Holdings, 6.50%, 3/15/30 (3) 7,915 7,153
Maxar Technologies, 7.75%, 6/15/27 (3) 22,000 21,835
Telesat Canada, 6.50%, 10/15/27 (3) 11,445 4,721
Viasat, 5.625%, 4/15/27 (3) 24,365 22,538
106,903
Services 7.0%
ADT Security, 4.125%, 8/1/29 (3) 7,870 6,729
Adtalem Global Education, 5.50%, 3/1/28 (3) 12,012 11,351
Advantage Sales & Marketing, 6.50%, 11/15/28 (3) 22,715 19,421
Albion Financing 1, 6.125%, 10/15/26 (3) 16,845 15,013
Albion Financing 2, 8.75%, 4/15/27 (3) 7,065 6,288
Allied Universal Holdco, 9.75%, 7/15/27 (3) 16,065 14,539
Black Knight InfoServ, 3.625%, 9/1/28 (3) 15,475 13,541
Clarivate Science Holdings, 3.875%, 7/1/28 (3) 17,045 14,616
Clarivate Science Holdings, 4.875%, 7/1/29 (3) 11,855 9,810
Constellation Automotive Financing, 4.875%, 7/15/27 (GBP) (3) 3,545 3,217
Dun & Bradstreet, 5.00%, 12/15/29 (3) 5,800 5,155
eG Global Finance, 6.25%, 10/30/25 (EUR)  730 684
eG Global Finance, 6.75%, 2/7/25 (3) 22,069 20,855
eG Global Finance, 8.50%, 10/30/25 (3) 15,759 14,656
Fair Isaac, 4.00%, 6/15/28 (3) 19,945 17,601
Fair Isaac, 5.25%, 5/15/26 (3) 19,800 19,107
Gartner, 3.625%, 6/15/29 (3) 27,715 23,939
Gartner, 4.50%, 7/1/28 (3) 5,740 5,288

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
GFL Environmental, 4.375%, 8/15/29 (3) 10,865 9,398
GFL Environmental, 4.75%, 6/15/29 (3) 32,070 27,917
GFL Environmental, 5.125%, 12/15/26 (3) 1,110 1,074
H&E Equipment Services, 3.875%, 12/15/28 (3) 34,955 29,581
IPD 3, 5.50%, 12/1/25 (EUR) (3) 3,355 3,054
Millennium Escrow, 6.625%, 8/1/26 (3) 8,495 6,913
MSCI, 3.25%, 8/15/33 (3) 21,665 17,142
MSCI, 4.00%, 11/15/29 (3) 11,540 10,271
Presidio Holdings, 4.875%, 2/1/27 (3) 9,310 8,810
Presidio Holdings, 8.25%, 2/1/28 (3) 19,285 17,501
Prime Security Services Borrower, 5.75%, 4/15/26 (3) 12,180 11,693
Prime Security Services Borrower, 6.25%, 1/15/28 (3) 18,475 16,281
Sabre GLBL, 7.375%, 9/1/25 (3) 11,250 10,716
Sabre GLBL, 9.25%, 4/15/25 (3) 14,315 14,208
Staples, 7.50%, 4/15/26 (3) 26,818 22,661
Staples, 10.75%, 4/15/27 (3) 8,333 6,302
TK Elevator Holdco, 7.625%, 7/15/28 (3) 25,260 22,608
TK Elevator U.S. Newco, 5.25%, 7/15/27 (3) 33,230 29,948
United Rentals North America, 3.75%, 1/15/32  5,125 4,247
United Rentals North America, 3.875%, 2/15/31  15,500 13,388
Verde Bidco, 4.625%, 10/1/26 (EUR) (3) 2,135 1,798
507,321
Supermarkets 1.2%
Albertsons, 3.50%, 3/15/29 (3) 29,195 23,976
Albertsons, 4.875%, 2/15/30 (3) 12,940 11,306
Albertsons, 5.875%, 2/15/28 (3) 13,310 12,645
Iceland Bondco, 4.625%, 3/15/25 (GBP)  13,935 11,694
New Albertsons, 7.45%, 8/1/29  9,945 9,734
New Albertsons, 8.00%, 5/1/31  4,830 4,830
United Natural Foods, 6.75%, 10/15/28 (3) 11,785 11,343
85,528
Transportation 0.3%
Watco, 6.50%, 6/15/27 (3) 19,440 18,614
18,614
Utilities 3.8%
Calpine, 4.50%, 2/15/28 (3) 8,260 7,558
Calpine, 5.00%, 2/1/31 (3) 17,725 14,845
Calpine, 5.125%, 3/15/28 (3) 24,635 21,864
NextEra Energy Operating Partners, 4.25%, 9/15/24 (3) 1,458 1,411
NextEra Energy Operating Partners, 4.50%, 9/15/27 (3) 12,275 11,354
NiSource, VR, 5.65% (6)(8) 12,860 11,960
Pattern Energy Operations, 4.50%, 8/15/28 (3) 3,515 3,172
PG&E, 5.00%, 7/1/28  28,447 25,176
PG&E, 5.25%, 7/1/30  42,245 36,489
Pike, 5.50%, 9/1/28 (3) 13,733 11,381

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Terraform Global Operating, 6.125%, 3/1/26 (3) 19,029 18,125
TerraForm Power Operating, 5.00%, 1/31/28 (3) 2,370 2,186
Vistra, VR, 7.00% (3)(6)(8) 32,335 30,071
Vistra, VR, 8.00% (3)(6)(8) 41,780 40,109
Vistra Operations, 4.375%, 5/1/29 (3) 46,345 40,378
276,079
Wireless Communications 0.6%
Iliad Holding SASU, 6.50%, 10/15/26 (3) 25,855 23,528
Sprint, 7.625%, 2/15/25  1,885 1,972
Sprint Capital, 6.875%, 11/15/28  18,260 19,401
44,901
Total Corporate Bonds (Cost $7,148,667) 6,390,708
MUNICIPAL SECURITIES 0.4%
Puerto Rico 0.4%
Puerto Rico Commonwealth, GO,VR, 11/1/43 (5)(10) 56,700 29,200
Total Municipal Securities (Cost $30,494) 29,200
SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 2.36% (11)(12) 115,235 115,235
115,235
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 2.04%, 10/6/22 (13) 8,400 8,382
8,382
Total Short-Term Investments (Cost $123,618) 123,617
Total Investments in Securities 98.5%
(Cost $7,878,220) $ 7,102,575
Other Assets Less Liabilities 1.5% 107,706
Net Assets 100.0% $ 7,210,281
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of August 31, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.

T. ROWE PRICE High Yield Fund

.
.
.
.
.
.
.
.
.
.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$4,935,584 and represents 68.5% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Non-income producing
(6) Perpetual security with no stated maturity date.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$8,759 and represents 0.1% of net assets.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(11) Seven-day yield
(12) Affiliated Companies
(13) At August 31, 2022, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Barclays Bank, Protection Sold (Relevant
Credit: Royal Caribbean Cruises, B3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/23 * 5,715 (206) (91) (115)
Citibank, Protection Sold (Relevant Credit:
Royal Caribbean Cruises, B3*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/23 * 5,705 (206) (89) (117)
Total Bilateral Credit Default Swaps, Protection Sold (180) (232)
Total Bilateral Swaps (180) (232)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Credit Default Swaps, Protection Sold (0.1)%
Protection Sold (Relevant Credit: American
Airlines Group, Caa1*), Receive 5.00%
Quarterly, Pay upon credit default,
6/20/23 * 3,453 (29) (159) 130
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Caa2*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/26 * 8,875 (3,768) (354) (3,414)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S38, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/21/27 * 35,760 (81) 89 (170)

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S38, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/21/27 * 524 (1) (10) 9
Total Centrally Cleared Credit Default Swaps,
Protection Sold (3,445)
Total Centrally Cleared Swaps (3,445)
Net payments (receipts) of variation margin to date 3,479
Variation margin receivable (payable) on centrally cleared swaps $ 34
* Credit ratings as of August 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $1.

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 10/21/22 GBP 1,019 USD 1,207 $ (22)
Deutsche Bank 11/25/22 EUR 1,331 USD 1,366 (20)
HSBC Bank 10/21/22 USD 23,204 GBP 19,333 721
HSBC Bank 11/25/22 USD 4,849 EUR 4,693 106
State Street 11/25/22 USD 4,775 EUR 4,623 103
UBS Investment Bank 11/25/22 USD 9,678 EUR 9,362 216
Net unrealized gain (loss) on open forward
currency exchange contracts $ 1,104

T. ROWE PRICE High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 2.36% $ — $ — $ 502++
Totals $ —# $ — $ 502+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
08/31/22
T. Rowe Price Government
Reserve Fund, 2.36% $ 99,841  ¤  ¤ $ 115,235
Total $ 115,235^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $502 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $115,235.

T. ROWE PRICE High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price High Yield Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE High Yield Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of

T. ROWE PRICE High Yield Fund

factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE High Yield Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 429,397 $ — $ 429,397
Common Stocks 31,320 — — 31,320
Convertible Preferred Stocks — 127,533 — 127,533
Corporate Bonds — 6,390,708 — 6,390,708
Short-Term Investments 115,235 8,382 — 123,617
Total Securities 146,555 6,956,020 — 7,102,575
Swaps* — 139 — 139
Forward Currency Exchange
Contracts — 1,146 — 1,146
Total $ 146,555 $ 6,957,305 $ — $ 7,103,860
Liabilities
Swaps* $ — $ 3,996 $ — $ 3,996
Forward Currency Exchange
Contracts — 42 — 42
Total $ — $ 4,038 $ — $ 4,038
1
Includes Bank Loans, Convertible Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE High Yield Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F57-054Q1 08/22